                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-07507

                          SCUDDER INVESTMENTS VIT FUNDS
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       06/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Investments VIT Funds

Semiannual Report

June 30, 2005

Scudder VIT EAFE Equity Index Fund

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Management Summary

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Proxy Voting

This report must be preceded or accompanied by a prospectus. To obtain a prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. Additionally, the fund may not be able to mirror the MSCI EAFE Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. All of these factors may result in greater share price volatility. Please read both the contract and underlying prospectus for specific details regarding the fund's investments and risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary as of June 30, 2005

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the Fund's most recent month-end performance call 1-800-621-1048. Performance figures for classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Portfolio returns during the period reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in Scudder VIT EAFE Equity Index Fund from 8/31/1997 to 6/30/2005
[] Scudder VIT EAFE Equity Index Fund — Class A [] MSCI EAFE Index

The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and converts to US dollars using the London close foreign exchange rates. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results (as of June 30, 2005)
Scudder VIT EAFE Equity Index Fund		6-Month*	1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$9,833	$11,248	$12,822	$8,145	$11,135
	Total return	-1.67%	12.48%	8.64%	-4.02%	1.38%
MSCI EAFE Index	Growth of $10,000	$9,883	$11,365	$14,072	$9,730	$13,842
	Total return	-1.17%	13.65%	12.06%	-.55%	4.24%
Scudder VIT EAFE Equity Index Fund			6-Month*	1-Year	3-Year	Life of Class**
Class B	Growth of $10,000		$9,819	$11,233	$12,698	$12,226
	Total return		-1.81%	12.33%	8.29%	6.55%
MSCI EAFE Index	Growth of $10,000		$9,883	$11,365	$14,072	$13,683
	Total return		-1.17%	13.65%	12.06%	10.41%

The growth of $10,000 is cumulative.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on August 22, 1997. Index returns begin August 31, 1997.

** The Fund commenced offering Class B shares on April 30, 2002. Index returns begin April 30, 2002.

The EAFE Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor.

Information concerning portfolio holdings of the Fund as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-621-1048.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended June 30, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/05	$ 983.30	$ 981.90
Expenses Paid per $1,000*	$ 3.20	$ 4.42
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/05	$ 1,021.57	$ 1,020.33
Expenses Paid per $1,000*	$ 3.26	$ 4.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
Scudder VIT EAFE Equity Index Fund	.65%	.90%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option.

Management Summary June 30, 2005

For the six-month period, Scudder VIT EAFE Equity Index Fund produced a total return of -1.67% (Class A shares, unadjusted for contract charges), as compared with a return of -1.17% for its benchmark, the MSCI EAFE Index. The broad-based MSCI EAFE Index is a group of international company stocks that is not available for direct investment.

The six-month period was a mixed bag for the global equity markets. On one hand, investors generally were encouraged by strong corporate earnings results, as companies continued to boost profits through cost-cutting and restructuring initiatives. In addition, economic growth outside of Continental Europe remained on a steady upward track. Despite these positives, the MSCI EAFE Index finished the period in the red as investors looked ahead to the second half of the year and beyond. Although the current environment is positive, investors were concerned about the potential effect of rising oil prices on global growth, the possibility of the US Federal Reserve increasing short-term rates more than had been expected, and the chances that earnings growth — while still strong — has peaked and is poised to weaken.

The top sector performer in the MSCI EAFE Index, hands down, was energy. Energy stocks, which made up 9.0% of the MSCI EAFE Index at period-end, produced a total return of nearly 13% for the semiannual period, well above the global equity market as a whole. The sector was fueled by the rising price of crude oil, which hit more than $60 during the final days of the reporting period. Financial stocks, the largest weighting within the benchmark at 28%, struggled. Financials typically weaken when global yield curves are "flattening" — i.e., when the yield spread between longer-term bonds and short-term bonds is declining — because this reduced spread can cut into profit margins. While the sector is broad and contained more than its share of winners, several of its largest banking stocks registered declines during the period.

Europe and Asia ex-Japan performed well, while Japan lagged. The European markets, as a whole, delivered solid results as investors rotated into the region to take advantage of the attractive valuations that characterized many individual companies. Northern European countries such as Norway, Denmark and Finland performed particularly well, while the UK — which makes up almost a quarter of the benchmark — finished the period narrowly positive. However, Germany, which remains mired in an economic slump amid a lack of meaningful structural economic reform, lagged.

The non-Japan Asian countries that make up the MSCI EAFE Index — Hong Kong, Singapore, New Zealand and Australia — all produced positive returns. Hong Kong and Singapore both benefited from the continued rapid growth of the broader Asian economy (China in particular), while Australia and New Zealand were both buoyed by the continued strength in commodity prices. Unfortunately, Japan — which is the second-largest benchmark component at 20.6% — lagged. The country's economy has yet to fully recover, as evidenced by the mixed nature of the data released during the period.

We have made no changes in our strategy. Our goal is to maintain a fully invested posture, replicating the return and risk characteristics of the index. The index itself provides broad-based exposure to 22 of the largest developed markets outside the United States, across all sectors of the economy.

James B. Francis

Portfolio Manager
Northern Trust Investments, N.A. (NTI), Subadvisor to the Fund

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the Fund's most recent month-end performance call 1-800-621-1048. Performance figures for classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Portfolio returns during the period reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. Additionally, the fund may not be able to mirror the MSCI EAFE Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. All of these factors may result in greater share price volatility. Please read both the contract and underlying prospectus for specific details regarding the fund's investments and risk profile.

Portfolio management market commentary is as of June 30, 2005, and may not come to pass. This information is subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary

Geographical Diversification	6/30/05	12/31/04

United Kingdom	25%	25%
Japan	21%	22%
France	9%	9%
Switzerland	7%	7%
Germany	7%	7%
Australia	5%	5%
Netherlands	5%	5%
Spain	4%	4%
Italy	4%	4%
Other	13%	12%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/05	12/31/04

Financials	28%	28%
Consumer Discretionary	12%	13%
Industrials	10%	9%
Energy	9%	8%
Health Care	8%	8%
Consumer Staples	8%	8%
Materials	7%	7%
Telecommunication Services	7%	8%
Information Technology	6%	6%
Utilities	5%	—
Other	—	5%
	100%	100%

Geographical diversification and sector diversification are subject to change.

For more complete details about the Fund's investment portfolio, see page 8. A quarterly fact sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2005 (Unaudited)

	Shares	Value ($)

Common Stocks 98.5%
Australia 5.4%
Alinta Ltd.	3,255	24,095
Alumina Ltd.	20,861	87,930
Amcor Ltd.	16,787	85,169
AMP Ltd.	31,225	152,913
Ansell Ltd.	459	3,487
Aristocrat Leisure Ltd.	5,912	51,879
Australia & New Zealand Banking Group Ltd.	29,340	483,874
Australian Gas & Light Co., Ltd.	7,683	82,992
Australian Stock Exchange Ltd.	2,107	36,967
AXA Asia Pacific Holdings Ltd.	12,117	40,237
Babcock & Brown Ltd.	1,832	19,173
BHP Billiton Ltd.	57,599	787,632
Billabong International Ltd.	1,572	16,241
BlueScope Steel Ltd.	12,764	79,089
Boral Ltd.	11,659	57,261
Brambles Industries Ltd.	16,836	104,306
Centro Properties Group	13,336	59,716
CFS Gandel Retail Trust (e)	29,755	37,886
CFS Gandel Retail Trust* (e)	661	843
Coca-Cola Amatil Ltd.	10,887	65,282
Cochlear Ltd.	1,315	39,074
Coles Myer Ltd.	17,773	124,602
Commonwealth Bank of Australia	20,496	590,495
Computershare Ltd.	4,366	19,340
CSL Ltd.	3,502	89,383
CSR Ltd.	12,109	24,579
DB RREEF Trust*	47,591	49,348
Foster's Group Ltd.	32,049	129,488
General Property Trust	41,220	114,214
Harvey Norman Holdings Ltd.	13,482	25,563
Insurance Australia Group Ltd.	25,639	116,800
Investa Property Group	30,887	45,524
James Hardie Industries NV	9,315	53,554
John Fairfax Holdings Ltd.	18,177	59,249
Lend Lease Corp., Ltd.	7,190	70,771
Lion Nathan Ltd.	6,683	38,423
Macquarie Bank Ltd.	3,598	162,701
Macquarie Communications Infrastructure Group	8,244	39,429
Macquarie Goodman Group*	23,143	71,763
Macquarie Infrastructure Group	37,025	116,835
Mayne Group Ltd.	13,346	47,954
Mirvac Group	17,972	48,744
National Australia Bank Ltd.	25,062	585,281
Newcrest Mining Ltd.	5,915	78,046
Onesteel Ltd.	2,171	4,352
Orica Ltd.	5,334	72,032
Origin Energy Ltd.	14,022	81,206
Paperlinx Ltd.	605	1,380
Patrick Corp., Ltd.	13,020	55,150
Perpetual Trustees Australia Ltd.	982	42,740
Publishing & Broadcasting Ltd.	1,457	16,420
Qantas Airways Ltd.	17,805	45,529
QBE Insurance Group Ltd.	12,692	154,425
Rinker Group Ltd.	15,141	159,841
Rio Tinto Ltd.	4,570	154,994
	Shares	Value ($)

Santos Ltd.	10,329	88,760
Sonic Healthcare Ltd.	5,087	48,358
Stockland* (e)	20,976	88,018
Stockland* (e)	1,161	4,878
Suncorp Metway Ltd.	9,217	140,716
TABCORP Holding Ltd.	8,997	112,086
Telstra Corp., Ltd.	34,027	130,899
Toll Holdings Ltd.	4,696	46,513
Transurban Group	13,946	78,825
Wesfarmers Ltd.	6,312	191,378
Westfield Group*	23,135	311,566
Westpac Banking Corp., Ltd.	28,898	437,395
Woodside Petroleum Ltd.	7,578	168,153
Woolworths Ltd.	17,419	217,977
(Cost $6,552,726)		7,871,723
Austria 0.5%
Andritz AG	140	13,352
Bank Austria Creditanstalt	680	70,751
Boehler-Uddeholm AG	160	21,133
Erste Bank der Oesterreichischen Sparkassen AG	2,270	113,541
Flughafen Wien AG	180	11,676
Immofinanz Immobilien Anlagen AG*	5,736	52,546
Mayr Melnhof Karton AG	90	12,464
Meinl European Land Ltd.	1,300	22,531
Oesterreichische Elektrizititaetswirtschafts AG "A"	140	38,624
OMV AG	270	117,441
Telekom Austria AG	5,789	112,526
Voestalpine AG	400	27,981
Wienerberger AG	1,040	48,245
(Cost $498,142)		662,811
Belgium 1.4%
Agfa Gevaert NV	2,023	55,868
Barco NV	43	3,066
Bekaert NV	168	12,623
Belgacom SA*	2,818	96,050
Colruyt NV	356	48,457
Delhaize Group	1,218	73,031
Dexia	10,254	224,931
Electrabel SA	459	200,427
Fortis	19,583	541,821
Groupe Bruxelles Lambert SA	1,345	116,230
Interbrew	3,289	111,240
KBC Bankverzekeringsholding	3,209	252,892
Mobistar SA*	629	52,567
SA D'Ieteren NV	14	2,892
Solvay SA	1,220	125,251
UCB SA	1,769	86,021
Umicore	201	16,038
(Cost $1,812,924)		2,019,405
Denmark 0.8%
A P Moller — Maersk AS	21	199,475
Carlsberg AS "B"	675	34,592
Coloplast AS "B"	426	24,687
Danisco AS	939	60,881
Danske Bank AS	7,476	224,378
	Shares	Value ($)

De Sammensluttede Vognmaend AS	242	20,499
GN Store Nord AS	4,433	50,094
H. Lundbeck AS	772	19,444
Kobenhavns Lufthavne AS	75	17,777
NKT Holding AS	280	10,476
Novo Nordisk AS "B"	4,205	214,036
Novozymes AS "B"	1,052	52,046
Ostasiatiske Kompagni	285	20,120
TDC AS	3,485	149,179
Topdanmark AS*	505	36,718
Vestas Wind Systems AS*	3,282	54,174
William Demant Holding AS*	286	14,214
(Cost $1,055,618)		1,202,790
Finland 1.5%
Amer Group Ltd.	1,650	31,312
Cargotec Corp. "B"*	920	25,685
Elisa Communications Oyj*	3,050	47,642
Fortum Oyj	5,600	89,802
Kesko Oyj	1,100	27,600
Kone Oyj "B"*	920	55,110
Metso Oyj	1,900	41,301
Neste Oil Oyj*	1,900	49,205
Nokia Oyj	75,450	1,255,625
Nokian Renkaat Oyj	900	16,412
Orion Oyj "B"	800	15,426
Outokumpu Oyj	2,300	29,617
Pohjola Group PLC	900	13,062
Sampo Oyj "A"	6,400	99,728
Stora Enso Oyj "R"	10,100	128,842
TietoEnator Oyj	1,860	56,366
UPM-Kymmene Oyj	8,500	162,952
Uponor Oyj	1,200	23,356
Wartsila Oyj	550	15,846
YIT-Yhtyma Oyj	800	26,704
(Cost $2,098,497)		2,211,593
France 9.0%
Accor SA	3,146	146,946
Air France	2,380	35,977
Alcatel SA*	19,816	216,055
Alstom*	77,177	76,444
Atos Origin SA*	1,126	71,202
Autoroutes du Sud de la France	1,124	64,056
Axa	23,140	575,479
BNP Paribas SA	12,830	877,175
Bouygues SA	3,186	131,520
Cap Gemini SA*	2,206	69,826
Carrefour SA	9,028	435,654
Casino Guichard-Perrachon SA	488	34,182
CNP Assurances	661	42,200
Compagnie de Saint-Gobain	5,027	277,803
Compagnie Generale des Etablissements Michelin "B"	2,291	139,065
Credit Agricole SA	10,596	267,725
Dassault Systemes SA	1,159	55,960
Essilor International SA	1,667	113,555
France Telecom SA	23,901	694,368
Groupe Danone	3,855	337,998
Hermes International	80	16,119
	Shares	Value ($)

Imerys SA	203	13,969
Klepierre	218	20,769
L' Air Liquide SA	1,747	296,979
L'Oreal SA	4,861	348,672
Lafarge SA	2,806	254,633
Lagardere S.C.A.	1,916	141,319
LVMH Moet-Hennessy Louis Vuitton SA	3,914	301,360
Neopost SA	429	37,744
PagesJaunes SA	1,272	29,671
Pernod Ricard	871	138,949
Pinault-Printemps-Redoute SA	1,103	113,334
PSA Peugeot Citroen	2,579	152,278
Publicis Groupe	2,585	76,055
Renault SA	2,960	260,124
Sagem SA	2,242	46,242
Sanofi-Aventis	16,915	1,384,807
Schneider Electric SA	3,614	271,637
Societe BIC SA	437	26,059
Societe des Autoroutes Paris-Rhin-Rhone	613	36,316
Societe Generale	5,327	539,589
Societe Television Francaise 1	2,330	61,713
Sodexho Alliance SA	1,728	53,276
Suez SA* (e)	2,040	25
Suez SA (e)	13,045	352,820
Technip SA	1,260	58,585
Thales SA	1,545	62,609
Thomson SA	4,417	105,135
Total SA	9,132	2,138,549
Total SA VVPR Strip*	468	6
Unibail	778	99,640
Valeo SA	1,198	53,619
Veolia Environnement	4,871	182,352
Vinci SA	2,390	198,816
Vivendi Universal SA*	17,135	536,602
(Cost $12,155,797)		13,073,562
Germany 6.4%
Adidas-Salomon AG	701	116,941
Allianz AG (Registered)	5,559	636,322
Altana AG	1,333	76,165
BASF AG	8,690	575,973
Bayer AG	10,553	350,982
Bayerische Hypo-und Vereinsbank AG* (e)	8,589	223,381
Bayerische Hypo-und Vereinsbank AG* (e)	451	11,734
Beiersdorf AG	250	28,046
Celesio AG	674	53,004
Commerzbank AG	7,199	155,643
Continental AG	2,101	151,038
DaimlerChrysler AG	13,822	559,838
Deutsche Bank AG (Registered)(b)	7,807	608,714
Deutsche Boerse AG	1,666	130,108
Deutsche Lufthansa AG*	4,473	54,786
Deutsche Post AG	8,040	187,730
Deutsche Telekom AG (Registered)*	43,808	809,600
Douglas Holdings AG	468	16,922
E.ON AG	10,054	892,595
Epcos AG*	450	5,620
	Shares	Value ($)

Fresenius Medical Care AG	684	58,390
HeidelbergCement AG*	1,135	81,634
HeidelbergCement AG VVPR Strip*	52	0
Hochtief AG	1,097	38,381
Hypo Real Estate Holding AG* (e)	1,982	75,244
Hypo Real Estate Holding AG* (e)	112	4,263
Infineon Technologies AG*	10,492	97,412
IVG Immobilien AG	1,032	19,163
KarstadtQuelle AG	1,026	13,659
Linde AG	1,414	95,189
MAN AG	2,379	98,452
Merck KGaA	849	67,454
Metro AG	2,342	115,929
MLP AG	500	9,337
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,949	314,073
Premiere AG*	703	24,303
Puma AG	285	70,409
RWE AG	6,800	437,051
SAP AG	3,545	615,762
Schering AG	2,679	164,067
Siemens AG	12,941	940,780
Suedzucker AG	700	14,015
ThyssenKrupp AG	5,782	100,218
TUI AG	2,803	69,177
Volkswagen AG	3,600	164,233
Wincor Nixdorf AG	315	25,762
(Cost $9,020,150)		9,359,499
Greece 0.6%
Alpha Bank AE	4,880	129,676
Coca-Cola Hellenic Bottling Co. SA	1,910	51,997
Cosmote Mobile Telelcommunications SA	2,600	46,955
EFG Eurobank Ergasias	3,450	105,696
Emporiki Bank of Greece	900	26,597
Germanos SA	430	14,413
Greek Organization of Football Prognostics	2,994	86,031
Hellenic Petroleum SA	2,360	25,353
Hellenic Telecommunications Organization SA	4,480	86,430
Intracom SA	810	4,051
National Bank of Greece SA	4,443	151,553
Piraeus Bank SA	3,080	57,500
Public Power Corp. (PPC)	1,968	49,249
Titan Cement Co.	1,100	33,849
Viohalco, Hellenic Copper and Aluminum Industry SA	2,360	15,197
(Cost $771,372)		884,547
Hong Kong 1.7%
ASM Pacific Technology Ltd.	5,000	23,366
Bank of East Asia Ltd.	23,691	69,822
BOC Hong Kong Holdings Ltd.	60,000	113,179
Cathay Pacific Airways Ltd.	18,000	32,730
Cheung Kong (Holdings) Ltd.	23,000	222,359
Cheung Kong Infrastrucure Holdings Ltd.	5,000	14,758
CLP Holdings Ltd.	28,200	161,871
Esprit Holdings Ltd.	16,232	116,818
Hang Lung Properties Ltd.	36,000	52,892
	Shares	Value ($)

Hang Seng Bank Ltd.	12,200	166,129
Henderson Land Development Co., Ltd.	11,000	52,556
Hong Kong & China Gas Co., Ltd.	56,661	115,302
Hong Kong Electric Holdings Ltd.	22,500	102,589
Hong Kong Exchange & Clearing Ltd.	20,000	51,806
Hopewell Holdings Ltd.	11,000	28,200
Hutchison Telecommunications International Ltd.*	19,000	18,855
Hutchison Whampoa Ltd.	33,000	296,593
Hysan Development Co.	15,000	31,119
Johnson Electric Holdings Ltd.	27,000	24,734
Kingboard Chemical Holdings Ltd.	9,000	28,531
Li & Fung Ltd.	29,000	60,005
MTR Corp., Ltd.	23,500	45,180
New World Development Co., Ltd.	39,417	48,221
PCCW Ltd.	76,206	47,586
Shangri-La Asia Ltd.	24,269	37,490
Sino Land Co., Ltd.	12,417	13,186
Sun Hung Kai Properties Ltd. (REIT)	20,191	198,609
Swire Pacific Ltd. "A"	14,500	127,706
Techtronic Industries Co., Ltd.	17,000	42,828
Television Broadcasts Ltd.	6,000	34,037
Wharf Holdings Ltd.	22,693	79,225
Yue Yuen Industrial (Holdings) Ltd.	11,000	33,598
(Cost $2,300,353)		2,491,880
Ireland 0.9%
Allied Irish Banks PLC (e)	8,445	181,065
Allied Irish Banks PLC (e)	6,083	130,074
Bank of Ireland PLC (e)	8,629	138,728
Bank of Ireland PLC (e)	7,898	127,990
CRH PLC (e)	4,576	120,266
CRH PLC (e)	4,506	119,585
DCC PLC	1,531	30,558
Depfa Bank PLC	5,965	95,420
Eircom Group PLC	6,475	14,403
Elan Corp. PLC* (e)	2,377	15,918
Elan Corp. PLC* (e)	5,743	39,211
Fyffes PLC	4,474	13,352
Grafton Group PLC*	4,692	54,351
IAWS Group PLC	1,645	23,006
Independent News & Media PLC (e)	1,530	4,703
Independent News & Media PLC (e)	10,270	31,684
Irish Life & Permanent PLC (e)	3,900	68,622
Irish Life & Permanent PLC (e)	1,235	21,609
Kerry Group PLC (e)	1,199	29,879
Kerry Group PLC (e)	1,352	33,378
Kingspan Group PLC	1,568	18,515
Ryanair Holdings PLC*	2,876	22,212
(Cost $1,277,158)		1,334,529
Italy 3.8%
Alleanza Assicurazioni SpA	6,581	71,338
Assicurazioni Generali SpA	14,883	463,363
Autogrill SpA*	2,189	28,777
Autostrade SpA	4,446	117,593
Banca Antonventeta SpA*	3,586	115,828
Banca Fideuram SpA	5,831	27,540
Banca Intesa SpA (e)	50,600	230,824
	Shares	Value ($)

Banca Intesa SpA (e)	15,948	67,998
Banca Monte dei Paschi di Siena SpA	18,673	65,722
Banca Nazionale del Lavoro SpA*	21,070	72,603
Banca Popolare di Milano	6,743	66,332
Banche Popolari Unite*	5,244	103,912
Banco Popolari di Verona e Novara	5,763	98,113
Benetton Group SpA	1,126	10,379
Bulgari SpA	1,080	12,064
Capitalia SpA	22,346	124,440
Edison SpA*	6,545	14,557
Enel SpA	56,953	495,011
Eni SpA	40,480	1,039,271
Fiat SpA*	8,212	59,546
FinecoGroup SpA*	918	8,196
Finmeccanica SpA	95,618	88,997
Gruppo Editoriale L'Espresso SpA	1,344	7,321
Italcementi SpA	833	12,964
Luxottica Group SpA	2,712	56,084
Mediaset SpA	12,859	151,326
Mediobanca SpA	7,354	137,366
Mediolanum SpA	5,847	36,391
Mondadori (Arnoldo) Editore SpA	1,581	15,012
Pirelli & C. Accomandita per Azioni	46,197	47,988
Riunione Adriatica di Sicurta SpA	4,979	96,635
San Paolo IMI SpA	17,206	235,316
SeatPagine Gialle SpA	75,941	31,563
Snam Rete Gas SpA	16,185	86,387
Telecom Italia Media SpA*	10,424	5,005
Telecom Italia SpA (e)	166,839	518,364
Telecom Italia SpA (e)	90,137	233,306
Terna SpA	23,211	60,014
Tiscali SpA*	4,925	13,963
UniCredito Italiano SpA	68,747	361,699
(Cost $5,118,579)		5,489,108
Japan 21.3%
ACOM Co., Ltd.	1,200	76,629
Advantest Corp.	1,300	95,287
Aeon Co., Ltd.	10,600	161,379
AEON Credit Services Co., Ltd.	700	43,656
Aiful Corp.	1,125	83,537
Aisin Seiki Co., Ltd.	3,000	64,820
Ajinomoto Co., Inc.	9,000	99,761
All Nippon Airways Co., Ltd.	11,000	33,453
Alps Electric Co., Ltd.	3,000	45,698
Amada Co., Ltd.	6,000	40,584
Aoyama Trading Co., Ltd.	1,100	27,550
Asahi Breweries, Ltd.	6,000	71,539
Asahi Glass Co., Ltd.	16,000	167,629
Asahi Kasei Corp.	20,000	94,743
Astellas Pharma, Inc.	8,200	279,836
Bandai Co., Ltd.	1,100	22,143
Bank of Yokohama Ltd.	20,000	114,901
Benesse Corp.	1,100	35,092
Bridgestone Corp.	11,000	210,456
Canon, Inc.	12,100	633,789
Casio Computer Co., Ltd.	4,000	52,084
Central Glass Co., Ltd.	4,000	24,924
Central Japan Railway Co.	14	107,909
	Shares	Value ($)

Chubu Electric Power Co., Inc.	9,500	227,528
Chugai Pharmaceutical Co., Ltd.	5,000	77,141
Citizen Watch Co., Ltd.	5,000	45,071
Coca-Cola West Japan Co., Ltd.	1,000	22,497
COMSYS Holdings Corp.	1,000	9,173
Credit Saison Co., Ltd.	2,500	82,843
CSK Corp.	1,300	50,820
Dai Nippon Printing Co., Ltd.	11,000	176,754
Daicel Chemical Industries Ltd.	6,000	31,414
Daiichi Pharmaceutical Co., Ltd.	4,000	88,219
Daikin Industries Ltd.	4,000	99,582
Daimaru, Inc.	4,000	35,322
Dainippon Ink & Chemical, Inc.	14,000	44,578
Daito Trust Construction Co., Ltd.	1,600	59,736
Daiwa House Industry Co., Ltd.	8,000	91,215
Daiwa Securities Group, Inc.	20,000	123,000
Denki Kagaku Kogyo Kabushiki Kaisha	9,000	32,205
Denso Corp.	8,800	200,065
DENTSU, Inc.	34	83,659
Dowa Mining Co., Ltd.	6,000	39,672
East Japan Railway Co.	55	281,957
Ebara Corp.	3,000	11,492
Eisai Co., Ltd.	4,000	133,971
Electric Power Development Co., Ltd.*	1,900	54,720
FamilyMart Co., Ltd.	1,200	34,347
FANUC Ltd.	2,900	183,778
Fast Retailing Co., Ltd.	1,000	51,846
Fuji Electric Holdings Co., Ltd.	12,000	36,415
Fuji Photo Film Co., Ltd.	8,000	260,262
Fuji Television Network, Inc.	10	19,333
Fujikura Ltd.	7,000	34,065
Fujitsu Ltd.	29,000	150,917
Hankyu Department Stores, Inc.	2,000	12,608
Hikari Tsushin, Inc.	500	35,747
Hino Motors Ltd.	5,000	28,818
Hirose Electric Co., Ltd.	500	54,816
Hitachi Chemical Co., Ltd.	2,000	36,499
Hitachi Ltd.	51,000	308,819
Hokkaido Electric Power Co., Inc.	2,100	42,912
Hokugin Financial Group, Inc.	20,000	61,241
Honda Motor Co., Ltd.	12,800	629,660
House Food Corp.	1,000	14,770
Hoya Corp.	1,700	195,294
Ibiden Co., Ltd.	2,000	52,313
Inpex Corp.*	7	39,337
Isetan Co., Ltd.	3,000	37,493
Ishikawajima — Harima Heavy Industries Co., Ltd.*	22,000	31,781
ITO EN, Ltd.	700	35,888
Ito-Yokado Co., Ltd.	5,000	164,902
Itochu Corp.*	24,000	120,512
JAFCO Co., Ltd.	600	31,726
Japan Airlines Systems Corp.*	6,000	16,136
Japan Real Estate Investment Corp. (REIT)	6	50,930
Japan Retail Fund Investment Corp. (REIT)	5	42,854
Japan Tobacco, Inc.	14	186,583
JFE Holdings, Inc.	9,025	221,799
	Shares	Value ($)

JGC Corp.	4,000	49,001
JSR Corp.	3,000	62,885
Kajima Corp.	17,000	62,508
Kamigumi Co., Ltd.	5,000	38,428
Kaneka Corp.	5,000	55,846
Kansai Electric Power Co., Inc.	12,400	249,062
Kao Corp.	9,000	212,048
Kawasaki Heavy Industries Ltd.	23,000	43,943
Kawasaki Kisen Kaisha Ltd.	9,000	53,017
KDDI Corp.	41	189,170
Keihin Electric Express Railway Co., Ltd.	7,000	42,785
Keio Electric Railway Co., Ltd.	10,000	53,900
Keyence Corp.	530	117,988
Kikkoman Corp.	3,000	26,431
Kinden Corp.	1,000	7,378
Kinki Nippon Railway Co., Ltd.	26,630	81,235
Kirin Brewery Co., Ltd.	13,000	125,789
Kobe Steel Ltd.	43,000	80,792
Kokuyo Corp.	1,000	13,468
Komatsu Ltd.	15,000	115,807
Konami Co., Ltd.	2,000	41,986
Konica Minolta Holdings, Inc.	8,000	74,284
Koyo Seiko Co., Ltd.	3,000	40,030
Kubota Corp.	19,000	103,708
Kuraray Co., Ltd.	7,000	66,095
Kuraya Sanseido, Inc.*	2,400	31,961
Kurita Water Industries	2,000	30,767
Kyocera Corp.	2,700	205,728
Kyowa Hakko Kogyo Co., Ltd.	3,000	19,353
Kyushu Electric Power Co.	6,200	134,488
Lawson, Inc.	1,200	41,816
Leopalace21 Corp.	2,000	33,108
Mabuchi Motor Co., Ltd.	200	11,504
Makita Corp.	2,000	39,085
Marubeni Corp.	23,000	78,477
Marui Co., Ltd.	5,000	66,960
Matsushita Electric Industrial Co., Ltd.	33,596	509,767
Matsushita Electric Works Ltd.	6,000	49,806
Meiji Dairies Corp.	5,000	28,446
Meiji Seika Kaisha Ltd.	7,000	34,379
Meitec Corp.	400	12,274
Millea Holdings, Inc.	24	323,218
Minebea Co., Ltd.	8,000	32,165
Mitsubishi Chemical Corp.	28,000	81,523
Mitsubishi Corp.	19,000	257,013
Mitsubishi Electric Corp.	31,000	163,462
Mitsubishi Estate Co., Ltd.	18,000	196,973
Mitsubishi Gas & Chemical Co.	8,000	40,809
Mitsubishi Heavy Industries Ltd.	50,000	130,409
Mitsubishi Materials Corp.	18,000	42,272
Mitsubishi Rayon Co., Ltd.	10,000	41,349
Mitsubishi Securities Co., Ltd.	3,000	26,407
Mitsubishi Tokyo Financial Group, Inc.	79	666,866
Mitsui & Co., Ltd.	23,000	216,657
Mitsui Chemicals, Inc.	11,000	64,292
Mitsui Engineering & Shipbuilding Co., Ltd.	6,000	11,734
Mitsui Fudosan Co., Ltd.	13,000	145,548
	Shares	Value ($)

Mitsui Mining & Smelting Co., Ltd.	11,000	51,393
Mitsui O.S.K. Lines Ltd.	19,000	116,377
Mitsui Sumitomo Insurance Co., Ltd.	19,810	177,577
Mitsui Trust Holdings, Inc.	8,900	90,798
Mitsukoshi Ltd.*	8,000	35,858
Mizuho Financial Group, Inc.	136	612,462
Murata Manufacturing Co., Ltd.	3,600	181,977
Namco Ltd.	200	2,651
NEC Corp.	30,000	161,220
NEC Electronics Corp.	800	35,878
Net One Systems Co., Ltd.	12	30,795
NGK Insulators Ltd.	5,000	48,506
NGK Spark Plug Co., Ltd.	1,000	11,473
Nidec Corp.	900	94,772
Nikko Cordial Corp.	26,000	113,633
Nikon Corp.	5,000	56,325
Nintendo Co., Ltd.	1,600	166,671
Nippon Building Fund, Inc.	6	54,068
Nippon Electric Glass Co., Ltd.	3,000	44,945
Nippon Express Co., Ltd.	15,000	64,860
Nippon Meat Packers, Inc.	3,000	34,770
Nippon Mining Holdings, Inc.	14,500	81,960
Nippon Oil Co., Ltd.	22,000	148,974
Nippon Sheet Glass Co., Ltd.	3,000	11,696
Nippon Steel Corp.	99,000	228,960
Nippon Telegraph & Telephone Corp.	84	360,029
Nippon Unipac Holdings	18	65,990
Nippon Yusen Kabushiki Kaisha	19,000	108,532
Nissan Chemical Industries, Ltd.	3,000	32,109
Nissan Motor Co., Ltd.	37,000	364,239
Nisshin Seifun Group, Inc.	3,000	30,993
Nisshin Steel Co., Ltd.	18,000	44,931
Nissin Food Products Co., Ltd.	1,600	40,967
Nitto Denko Corp.	2,600	147,888
NOK Corp.	1,900	52,774
Nomura Holdings, Inc.	29,000	344,333
Nomura Research Institute Ltd.	400	39,588
NSK Ltd.	8,000	40,926
NTN Corp.	8,000	42,808
NTT Data Corp.	24	81,450
NTT DoCoMo, Inc.	283	416,022
Obayashi Corp.	11,000	58,718
Obic Co., Ltd.	100	16,921
Odakyu Electric Railway Co., Ltd.	11,000	58,160
Oji Paper Co., Ltd.	15,000	78,010
Oki Electric Industry Co.*	9,000	31,544
Olympus Corp.	4,000	76,380
Omron Corp.	3,700	81,516
Onward Kashiyama Co.	3,000	37,902
Oracle Corp.	700	26,409
Oriental Land Co., Ltd.	900	53,284
ORIX Corp.	1,300	194,386
Osaka Gas Co.	34,000	107,147
Pioneer Corp.	3,000	45,100
Promise Co., Ltd.	1,500	95,734
Rakuten, Inc.	79	62,965
Resona Holding, Inc.*	77,000	143,018
Ricoh Co., Ltd.	11,000	170,926
ROHM Co., Ltd.	1,700	163,098
	Shares	Value ($)

Ryohin Keikaku Co., Ltd.	400	19,709
Sanken Electric Co., Ltd.	2,000	25,946
Sankyo Co., Ltd. (e)	7,000	133,969
Sankyo Co., Ltd. (e)	900	41,693
Sanyo Electric Co., Ltd.	28,000	71,232
Sapporo Holdings Ltd.	6,000	28,835
SBI Holdings, Inc. (e)	120	40,174
SBI Holdings, Inc. (e)	13,000	130,610
Secom Co., Ltd.	3,500	149,932
Sega Sammy Holdings, Inc.*	1,100	67,177
Seiko Epson Corp.	1,900	63,134
Sekisui Chemical Co., Ltd.	9,000	61,733
Sekisui House Ltd.	8,000	80,502
Seven-Eleven Japan Co., Ltd.	6,000	165,968
SFCG Co., Ltd	140	32,657
Sharp Corp.	15,000	233,491
Shimamura Co., Ltd.	400	33,635
Shimano, Inc.	1,600	45,392
Shimizu Corp.	12,000	55,587
Shin-Etsu Chemical Co., Ltd.	5,900	222,974
Shinsei Bank Ltd.	16,000	85,863
Shionogi & Co., Ltd.	5,000	64,178
Shiseido Co., Ltd.	6,000	75,621
Showa Denko KK	19,000	44,855
Showa Shell Sekiyu KK	2,000	19,977
Skylark Co., Ltd.	2,000	30,400
SMC Corp.	900	97,610
Softbank Corp.	4,100	159,873
Sony Corp.	14,900	513,111
Stanley Electric Co., Ltd.	3,000	48,462
Sumitomo Chemical Co., Ltd.	24,000	109,864
Sumitomo Corp.	16,000	127,454
Sumitomo Electric Industries Ltd.	12,000	121,862
Sumitomo Heavy Industries Ltd.*	10,000	47,741
Sumitomo Metal Industries Ltd.	66,000	111,794
Sumitomo Metal Mining Co., Ltd.	10,000	68,194
Sumitomo Mitsui Finance Group, Inc.	65	437,921
Sumitomo Osaka Cement Co., Ltd.	2,000	5,290
Sumitomo Realty & Development Co., Ltd.	7,000	77,983
Sumitomo Rubber Industries Ltd.	3,000	30,499
Suzuken Co., Ltd.	1,200	30,215
T&D Holdings, Inc.*	3,700	173,072
Taiheiyo Cement Corp.	17,000	45,338
Taisei Corp.	18,000	60,542
Taisho Pharmaceutical Co., Ltd.	3,000	58,194
Taiyo Yuden Co., Ltd.	1,000	10,994
Takara Holdings, Inc.	5,000	31,024
Takashimaya Co., Ltd.	5,000	44,567
Takeda Chemical Industries Ltd.	14,300	707,020
Takefuji Corp.	1,880	126,921
Tanabe Seiyaku Co., Ltd.	4,000	38,569
TDK Corp.	2,000	135,715
Teijin Ltd.	16,000	74,108
Terumo Corp.	2,900	83,300
The 77 Bank Ltd.	5,000	30,650
The Bank of Fukuoka Ltd.	10,000	59,033
The Chiba Bank Ltd.	12,000	78,715
The Furukawa Electric Co., Ltd.*	11,000	42,389
	Shares	Value ($)

The Gunma Bank Ltd.	8,000	48,093
The Joyo Bank Ltd.	13,000	63,556
The Shizuoka Bank Ltd.	10,000	85,569
The Sumitomo Trust & Banking Co., Ltd.	21,000	127,261
THK Co., Ltd.	2,000	41,148
TIS, Inc.	600	20,401
Tobu Railway Co., Ltd.	15,000	54,286
Toho Co., Ltd.	3,000	43,089
Tohoku Electric Power Co., Inc.	6,900	147,227
Tokuyama Corp.	2,000	14,203
Tokyo Broadcasting System, Inc.	1,000	16,479
Tokyo Electric Power Co.	18,500	441,591
Tokyo Electron Ltd.	2,700	141,562
Tokyo Gas Co., Ltd.	38,000	141,879
Tokyo Steel Manufacturing Co., Ltd.	2,700	34,000
Tokyo Tatemono Co., Ltd.	5,000	33,412
Tokyu Corp.	16,000	71,518
Tokyu Land Corp.	7,000	32,771
TonenGeneral Sekiyu K.K.	5,000	54,047
Toppan Printing Co., Ltd.	10,000	105,733
Toray Industries, Inc.	23,000	108,659
Toshiba Corp.	47,000	186,245
Tosoh Corp.	9,000	37,128
Tostem Inax Holding Corp.	4,000	67,718
TOTO Ltd.	6,000	47,276
Toyo Seikan Kaisha Ltd. (e)	3,000	47,230
Toyo Suisan Kaisha Ltd. (e)	1,000	15,625
Toyobo Co., Ltd.	6,000	13,944
Toyota Industries Corp.	3,400	92,293
Toyota Motor Corp.	46,700	1,669,637
Toyota Tsusho Corp.	3,000	48,693
Trend Micro, Inc.	1,500	53,015
Ube Industries Ltd.*	17,000	34,398
UFJ Holdings, Inc.*	64	331,816
Uni-Charm Co.	800	32,134
UNY Co., Ltd.	3,000	33,950
Ushio, Inc.	2,000	35,437
USS Co., Ltd.	500	31,958
Wacoal Corp.	2,000	25,371
West Japan Railway Corp.	27	92,630
World Co., Ltd.	400	13,935
Yahoo Japan Corp.*	64	133,681
Yakult Honsha Co., Ltd.	2,000	35,967
Yamada Denki Co., Ltd.	1,424	81,480
Yamaha Corp.	3,000	46,619
Yamaha Motor Co., Ltd.	3,000	54,606
Yamato Transport Co., Ltd.	6,000	82,937
Yamazaki Baking Co., Ltd.	2,000	17,211
Yokogawa Electric Corp.	4,000	49,240
(Cost $30,769,117)		31,115,956
Luxembourg 0.1%
Arcelor	8,529	166,455
Stolt-Nielsen SA	550	18,474
(Cost $178,829)		184,929
Netherlands 5.0%
ABN AMRO Holding NV	27,800	682,623
Aegon NV	22,250	286,839
	Shares	Value ($)

Akzo Nobel NV	4,328	169,857
ASML Holding NV*	7,818	122,212
Corio NV	846	47,081
DSM NV	1,206	82,353
Euronext NV	1,733	58,482
European Aeronautic Defence & Space Co.	3,953	125,437
Getronics NV	716	8,438
Hagemeyer NV*	8,458	19,939
Heineken NV	3,901	120,181
IHC Caland NV	465	31,831
ING Groep NV	29,838	839,448
Koninklijke (Royal) KPN NV	33,380	279,584
Koninklijke (Royal) Philips Electronics NV	20,955	526,940
Koninklijke Ahold NV*	24,747	202,770
Oce NV	638	9,377
QIAGEN NV*	820	9,567
Randstad Holdings NV	979	33,691
Reed Elsevier NV	11,194	155,563
Rodamco Europe NV	798	65,329
Royal Dutch Petroleum Co.	32,977	2,146,237
Royal Numico NV*	2,559	102,056
STMicroelectronics NV	10,120	161,068
TNT NV	6,117	154,888
Unilever NV	9,101	589,166
Vedior NV	3,359	47,232
VNU NV	3,838	106,720
Wereldhave NV	173	18,444
Wolters Kluwer NV	4,870	92,883
(Cost $6,820,263)		7,296,236
New Zealand 0.2%
Auckland International Airport Ltd.	17,258	28,664
Carter Holt Harvey Ltd.	12,450	19,711
Contact Energy Ltd.	5,312	28,443
Fisher & Paykel Appliances Holdings Ltd.	4,491	10,432
Fisher & Paykel Corp., Ltd.	9,386	21,211
Fletcher Building Ltd.	8,437	40,435
Sky City Entertainment Group Ltd.	7,778	24,165
Sky Network Television Ltd.*	3,057	12,125
Telecom Corp. of New Zealand Ltd.	34,420	143,790
The Warehouse Group Ltd.	2,131	5,923
Tower Ltd.*	7,355	10,964
(Cost $299,534)		345,863
Norway 0.8%
DNB NOR ASA	11,720	121,599
Frontline Ltd.	1,050	41,479
Norsk Hydro ASA	2,490	227,609
Norske Skogindustrier ASA	2,550	41,787
Orkla ASA	3,264	119,828
Petroleum Geo-Services ASA*	1,050	24,998
Schibsted ASA	850	23,342
Statoil ASA	11,350	230,678
Storebrand ASA	4,800	44,914
Tandberg ASA	2,300	24,566
Telenor ASA	14,000	111,153
Tomra Systems ASA	1,450	5,938
	Shares	Value ($)

Yara International ASA*	3,680	58,203
(Cost $855,560)		1,076,094
Portugal 0.3%
Banco BPI SA	5,772	21,970
Banco Comercial Portugues SA	33,425	85,518
Banco Espirito Santo e Comercial de Lisboa SA	1,855	28,894
Brisa-Auto Estrada de Portugal SA	6,534	51,274
CIMPOR-Cimentos de Portugal	3,786	21,254
Electricidade de Portugal	31,446	79,095
Jeronimo Martins, SGPS SA*	294	4,215
Portugal Telecom SGPS SA (Registered)	12,690	120,901
Sonae SGPS SA	11,612	15,996
(Cost $464,881)		429,117
Singapore 0.9%
Ascendas Real Estate Investment Trust (REIT)	21,000	27,496
Capitaland Ltd.	22,250	31,358
CapitaMall Trust	16,500	23,269
Chartered Semiconductors Manufacturing Ltd.*	28,200	22,067
City Developments Ltd.	10,000	44,312
ComfortDelGro Corp., Ltd.	36,000	35,967
Creative Technologies Ltd.	1,000	6,574
DBS Group Holdings Ltd.	19,349	163,724
Fraser And Neave Ltd.	3,440	31,947
Haw Par Corp., Ltd.	538	1,642
Jardine Cycle & Carriage Ltd.	2,000	15,744
Keppel Corp.	10,000	73,976
Neptune Orient Lines Ltd.	12,000	26,842
Oversea-Chinese Banking Corp., Ltd.	17,294	118,897
Overseas Union Enterprises	2,000	10,778
SembCorp Industries Ltd.	31,020	49,026
Singapore Airlines Ltd.	10,000	66,354
Singapore Exchange Ltd.	11,000	13,738
Singapore Press Holdings Ltd.	30,704	78,273
Singapore Technologies Engineering Ltd.	28,000	40,149
Singapore Telecommunications Ltd.	117,080	192,499
STATS ChipPAC Ltd.*	28,000	20,009
United OverSeas Bank Ltd. (e)	20,168	169,685
United Overseas Land Ltd. (e)	10,017	13,536
Venture Corp., Ltd.	5,000	47,343
(Cost $1,256,735)		1,325,205
Spain 3.9%
Abertis Infraestructuras SA	3,275	83,197
Acciona SA	476	47,066
Acerinox SA	3,697	50,217
ACS, Actividades de Construccion y Servicios SA	3,931	109,636
Altadis SA	4,358	182,160
Amadeus Global Travel Distribution SA "A"	7,392	64,677
Antena 3 de Television SA*	552	11,026
Banco Bilbao Vizcaya Argentaria SA	53,969	830,393
Banco Popular Espanol SA	15,058	181,593
Banco Santander Central Hispano SA	94,567	1,091,944
	Shares	Value ($)

Cintra Concesiones de Infraestructuras de Transporte SA*	3,916	45,843
Corporacion Mapfre SA	2,089	31,144
Ebro Puleva SA	870	15,435
Endesa SA	15,166	354,951
Fomento de Construcciones y Contratas SA	919	51,611
Gas Natural SDG SA	2,851	83,787
Grupo Ferrovial SA	1,005	64,559
Iberdrola SA	12,914	339,568
Iberia Lineas Aereas de Espana SA	3,422	9,775
Indra Sistemas SA	2,041	40,309
Industria de Diseno Textil SA	3,731	95,819
Inmobiliaria Colonial SA	447	23,751
Metrovacesa SA (e)	550	32,396
Metrovacesa SA* (e)	39	2,299
NH Hoteles SA	524	7,171
Promotora de Informaciones SA (Prisa)	1,668	32,235
Repsolf YPF SA	14,574	370,969
Sacyr Vallehermoso SA	2,156	50,800
Sociedad General de Aguas de Barcelona SA "A"	1,007	21,708
Sogecable SA*	650	23,049
Telefonica Publicidad e Informacion SA	3,811	33,207
Telefonica SA	70,991	1,159,122
Union Fenosa SA	3,395	103,174
Zeltia SA*	1,359	9,182
(Cost $5,181,458)		5,653,773
Sweden 2.5%
Assa Abloy AB "B"	5,500	70,559
Atlas Copco AB "A"	5,684	89,867
Atlas Copco AB "B"	4,200	60,266
Axfood AB	500	12,520
Billerud AB	1,200	14,345
Capio AB*	1,300	19,097
Castellum AB	800	32,549
Electrolux AB	4,985	105,969
Eniro AB	3,100	35,190
Fabege AB	1,000	26,965
Gambro AB "A"	3,300	44,039
Gambro AB "B"	1,900	25,360
Getinge AB "B"	3,600	49,006
Hennes & Mauritz AB "B"	8,100	284,435
Holmen AB "B"	1,200	32,355
Lundin Petroleum AB*	3,100	26,516
Modern Times Group AB "B"*	600	18,329
Nordea Bank AB	36,452	330,393
OM Hex AB*	1,600	18,173
Sandvik AB	3,400	125,776
Scania AB "B"	1,800	66,183
Securitas AB "B"	5,300	88,221
Skandia Forsakrings AB	17,200	94,364
Skandinaviska Enskilda Banken AB "A"	8,500	140,962
Skanska AB "B"	6,900	85,034
SKF AB "B"	8,000	81,556
SSAB Svenskt Stal AB "A"	960	22,069
Svenska Cellulosa AB "B"	3,566	113,946
	Shares	Value ($)

Svenska Handelsbanken AB "A"	8,700	177,286
Swedish Match AB	6,300	71,391
Tele2 AB "B"	6,300	59,019
Telefonaktiebolaget LM Ericsson "B"*	249,000	795,478
TeliSonera AB	31,424	149,917
Trelleborg AB "B"	1,700	25,168
Volvo AB "A"	1,630	64,053
Volvo AB "B"	3,820	155,016
Wihlborgs Fastigheter AB* (e)	1,400	30,432
Wihlborgs Fastigheter AB (e)	120	2,919
WM-Data AB "B"	7,800	19,555
(Cost $3,429,351)		3,664,278
Switzerland 7.0%
ABB Ltd. (Registered)*	30,734	200,263
ABB Ltd.*	2,674	17,290
Adecco SA (Registered)	2,314	105,047
Ciba Specialty Chemicals AG (Registered)*	1,277	74,150
Clariant AG (Registered)	4,449	58,878
Compagnie Financiere Richemont AG "A" (Bearer)	8,481	284,279
Credit Suisse Group	20,484	803,649
Geberit AG (Registered)	80	51,118
Givaudan SA	133	77,248
Holcim Ltd. (Registered)	3,104	188,312
Kudelski SA (Bearer)*	340	12,387
Kuoni Reisen AG (Registered) "B"	39	15,832
Logitech International SA (Registered)*	1,618	52,019
Lonza Group AG (Registered)	300	16,564
Micronas Semiconductor Holdings AG (Foreign Registered)*	573	21,593
Nestle SA (Registered)	6,809	1,740,120
Nobel Biocare Holding AG (Bearer)	435	88,037
Novartis AG (Registered)	39,834	1,891,993
PSP Swiss Property AG*	602	26,111
Rieter Holdings AG	63	17,418
Roche Holding AG	11,855	1,495,028
Schindler Holding AG	118	42,532
Serono SA (Bearer)	112	71,578
SGS Holdings SA (Registered)	90	61,620
Straumann SA (Registered)	173	35,992
Sulzer AG (Registered)	70	28,814
Swatch Group AG (Bearer)	604	84,632
Swatch Group AG (Registered)	1,100	31,372
Swiss Re (Registered)	5,508	337,582
Swisscom AG (Registered)	399	129,929
Syngenta AG (Registered)*	1,804	184,777
Synthes, Inc.*	860	94,243
UBS AG (Registered)	18,041	1,404,012
Unaxis Holding AG (Registered)	140	19,213
Valora Holding AG (Registered)	60	13,578
Zurich Financial Services AG*	2,463	423,001
(Cost $9,780,624)		10,200,211
United Kingdom 24.5%
3i Group PLC	9,834	119,117
Alliance Unichem PLC	4,929	74,857
AMEC PLC	7,587	44,695
	Shares	Value ($)

Amvescap PLC	12,478	74,016
Anglo American Capital PLC	22,722	533,279
ARM Holdings PLC	22,719	45,908
Arriva PLC	3,187	31,049
Associated British Ports Holdings PLC	6,350	55,790
AstraZeneca PLC	26,150	1,080,602
Aviva PLC	37,904	420,821
BAA PLC	17,149	190,154
BAE Systems PLC	51,397	263,105
Balfour Beatty PLC	8,527	50,423
Barclays PLC	103,335	1,025,328
Barratt Developments PLC	4,887	62,610
BBA Group PLC	9,368	51,705
Berkeley Group Holdings PLC	2,265	37,012
BG Group PLC	56,615	463,973
BHP Billiton PLC	39,518	506,871
BOC Group PLC	8,031	143,943
Boots Group PLC	11,751	127,892
BP PLC	342,873	3,565,438
BPB PLC	8,550	80,741
Brambles Industries PLC	14,183	77,391
British Airways PLC*	11,135	52,348
British America Tobacco PLC	25,696	496,340
British Land PLC	8,746	137,046
British Sky Broadcasting Group PLC	19,737	186,004
BT Group PLC	136,426	559,809
Bunzl PLC	6,495	60,654
Cable and Wireless PLC	37,660	100,158
Cadbury Schweppes PLC	33,917	322,869
Capita Group PLC	10,597	69,613
Carnival PLC	2,729	154,992
Cattles PLC	6,543	36,024
Centrica PLC	59,835	248,039
Close Brothers Group PLC	1,088	14,334
Cobham PLC*	1,787	45,291
Compass Group PLC	34,510	144,774
Corus Group PLC*	21,428	15,973
Daily Mail & General Trust "A"	5,178	60,826
Davis Service Group PLC	4,282	34,759
De La Rue PLC	799	5,792
Diageo PLC	48,129	707,224
Dixons Group PLC	32,969	92,454
Electrocomponents PLC	8,606	36,923
EMAP PLC	4,118	57,234
EMI Group PLC	15,627	70,789
Enterprise Inns PLC	5,867	87,393
Exel PLC	4,897	74,139
Filtrona PLC*	1	2
FirstGroup PLC	8,067	47,439
FKI PLC	2,825	4,904
Friends Provident PLC	31,866	103,669
Gallaher Group PLC	10,978	162,889
George Wimpey PLC	7,909	62,036
GKN PLC	14,645	67,399
GlaxoSmithKline PLC	93,881	2,265,127
Group 4 Securicor PLC	23,046	60,420
GUS PLC	16,069	252,618
Hammerson PLC	5,288	83,967
Hanson PLC	12,443	119,212
	Shares	Value ($)

Hays PLC	33,300	76,950
HBOS PLC	62,857	967,313
Hilton Group PLC	25,399	129,743
HSBC Holdings PLC	179,134	2,855,044
ICAP PLC	10,033	53,255
IMI PLC	7,311	54,435
Imperial Chemical Industries PLC	20,628	93,571
Imperial Tobacco Group PLC	11,925	320,260
Inchcape PLC	1,558	57,250
InterContinental Hotels Group PLC	7,013	88,222
Intertek Group PLC	1,048	13,130
Invensys PLC*	105,485	19,688
iSOFT Group PLC	2,513	18,836
ITV PLC	65,562	144,249
J Sainsbury PLC	21,779	110,972
Johnson Mathey PLC	3,904	74,481
Kelda Group PLC	6,896	86,118
Kesa Electricals PLC	10,916	54,430
Kingfisher PLC	37,589	164,771
Land Securities Group PLC	7,579	188,300
Legal & General Group PLC	104,792	215,271
Liberty International PLC	4,271	74,027
Lloyds TSB Group PLC	89,596	757,331
LogicaCMG PLC	13,626	42,264
Man Group PLC	4,765	123,128
Marconi Corp. PLC*	4,909	26,515
Marks & Spencer Group PLC	26,510	170,701
Meggitt PLC	3,460	17,488
Misys PLC	10,426	44,223
Mitchells & Butlers PLC	4,207	25,076
National Grid Transco PLC	49,473	478,404
National Power PLC*	25,581	94,363
Next PLC	4,442	119,636
Pearson PLC	12,850	150,745
Persimmon PLC	5,223	72,960
Pilkington PLC	21,324	45,595
Provident Financial PLC	5,119	65,849
Prudential PLC	38,033	336,324
Punch Taverns PLC	4,613	60,355
Rank Group PLC	12,202	58,560
Reckitt Benkiser PLC	9,851	289,441
Reed Elsevier PLC	20,394	194,709
Rentokil Initial PLC	28,982	82,519
Reuters Group PLC	22,978	161,974
Rexam PLC	9,651	83,032
Rio Tinto PLC	17,098	520,570
Rolls-Royce Group PLC*	24,565	125,945
Rolls-Royce Group PLC "B"	1,503,450	2,694
Royal & Sun Alliance Insurance Group PLC	55,572	83,164
Royal Bank of Scotland Group PLC	50,797	1,529,698
SABMiller PLC	14,565	226,626
Schroders PLC	2,506	33,890
Scottish & Newcastle PLC	13,022	107,786
Scottish & Southern Energy PLC	14,149	255,833
Scottish Power PLC	29,856	264,502
Serco Group PLC	8,962	40,803
Severn Trent PLC	5,540	100,671
Shell Transport & Trading Co., PLC	153,876	1,490,634
Signet Group PLC	34,765	67,504
	Shares	Value ($)

Slough Estates PLC	7,970	74,185
Smith & Nephew PLC	15,242	150,022
Smiths Group PLC	9,007	148,122
Stagecoach Group PLC	7,976	16,809
Stolt Offshore SA*	3,100	28,058
Tate & Lyle PLC	2,365	20,162
Taylor Woodrow PLC	11,709	70,622
Tesco PLC	124,163	707,225
The Peninsular and Oriental Steam Navigation Co.	13,141	74,515
The Sage Group PLC	20,524	81,932
TI Automotive Ltd. "A"*	2,812	0
Tomkins PLC	12,391	57,762
Travis Perkins PLC	1,874	58,221
Trinity Mirror PLC	4,990	55,021
Unilever PLC	44,594	428,602
United Business Media PLC	5,658	50,088
United Utilities PLC (e)	9,557	112,714
United Utilities PLC (e)	4,790	28,335
Vodafone Group PLC	1,038,339	2,523,062
Whitbread PLC	4,521	76,942
William Hill PLC	7,532	72,475
Wolseley PLC	9,435	197,623
WPP Group PLC	18,972	194,623
Yell Group PLC	12,175	92,570
(Cost $33,882,832)		35,759,721
Total Common Stocks (Cost $135,580,501)		143,652,830
	Principal Amount ($)(c)	Value ($)

Corporate Bonds 0.0%
United Kingdom
BG Transco Holdings PLC:
4.187%, 12/14/2022 GBP	2,000	5,077
5.745%***, 12/14/2009 GBP	2,000	3,648
7.0%, 12/16/2024 GBP	2,000	4,420
Total Corporate Bonds (Cost $9,755)		13,145
	Shares	Value ($)

Preferred Stocks 0.2%
Belgium 0.0%
Fortis VVPR Strip* (Cost $3)	1,008	24
Germany 0.2%
Fresenius Medical Care AG	254	17,693
Henkel KGaA	953	85,215
Porsche AG	139	104,202
ProSiebensat. 1 Media AG	1,625	27,896
RWE AG	300	17,184
Volkswagen AG	1,690	59,838
Total Preferred Stocks (Cost $273,971)		312,052

Rights 0.0%
Belgium 0.0%
HeidelbergCement AG* (Cost $0)	2	0
Singapore 0.0%
Oversea-Chinese Banking Corp., Ltd.* (Cost $15,823)	4,059	15,529
Spain 0.0%
Metrovacesa SA*	821	4,451
Sacyr Vallehermoso SA*	2,156	1,591
(Cost $3,295)		6,042
Total Rights (Cost $19,118)		21,571
	Principal Amount ($)	Value ($)

US Government Backed 1.2%
United States
US Treasury Bills, 2.869%**, 7/14/2005 (d) (Cost $1,793,182)	1,795,000	1,793,182
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $137,676,527) (a)	99.9	145,792,780
Other Assets and Liabilities, Net	0.1	130,382
Net Assets	100.0	145,923,162
Notes to Scudder VIT EAFE Equity Index Fund Portfolio of Investments

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. Theses securities are shown at their current rate as of June 30, 2005.

(a) The cost for federal income tax purposes was $136,594,348. At June 30, 2005, net unrealized appreciation for all securities based on tax cost was $9,198,432. This consisted of aggregate gross unrealized appreciation for all securities in which there was a excess of value over tax cost of $12,983,984 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,785,552.

(b) Affiliated Issuer. This security is owned in proportion with its representation in the index.

(c) Principal amount stated in US dollars unless otherwise noted.

(d) At June 30, 2005, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

(e) Securities with the same description are the same corporate entity but trade on different stock exchanges.

GBP: Great Britain Pounds.

REIT: Real Estate Investment Trust

At June 30, 2005, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Net Unrealized Appreciation/(Depreciation) ($)
SPI 200 Index	9/15/2005	4	324,059	325,261	1,202
S&P MIB 3C Index	9/16/2005	1	195,533	196,165	632
DJ Euro Stoxx 50 Index	9/16/2005	24	912,640	928,814	16,174
FTSE 100 Index	9/16/2005	12	1,087,754	1,101,143	13,389
Hang Seng Stock Index	7/28/2005	1	92,264	91,417	(847)
Topix Index	9/8/2005	14	1,467,014	1,482,553	15,539
Total Unrealized Appreciation on Futures					46,089

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)
Assets
Investments in securities, at value (cost $137,676,527)	$ 145,792,780
Foreign currency, at value (cost $3,199,009)*	3,206,535
Receivable for investments sold	2,103,443
Interest receivable	14,364
Receivable for Fund shares sold	175,944
Receivable for variation margin on open futures contracts	847,139
Foreign taxes recoverable	60,327
Unrealized appreciation on forward foreign currency exchange contracts	79,654
Dividends receivable	371,373
Due from Advisor	35,647
Other assets	3,556
Total assets	152,690,762
Liabilities
Due to custodian bank	25,431
Notes payable	5,300,000
Payable for Fund shares redeemed	851,261
Net payable on closed forward foreign currency exchange contracts	219,589
Unrealized depreciation on forward foreign currency exchange contracts	216,535
Other accrued expenses and payables	154,784
Total liabilities	6,767,600
Net assets, at value	$ 145,923,162
Net Assets
Net assets consist of: Undistributed net investment income	1,455,814
Net unrealized appreciation (depreciation) on: Investments	8,116,253
Futures	46,089
Foreign currency related transactions	(97,693)
Accumulated net realized gain (loss)	(13,731,798)
Paid-in capital	150,134,497
Net assets, at value	$ 145,923,162
Class A Net Asset Value, offering and redemption price per share ($131,809,912 ÷ 14,382,098 outstanding shares of beneficial interest, $.0001 par value, unlimited number of shares authorized)	$ 9.16
Class B Net Asset Value, offering and redemption price per share ($14,113,250 ÷ 1,540,500 outstanding shares of beneficial interest, $.0001 par value, unlimited number of shares authorized)	$ 9.16

* Includes foreign currency of $2,600,042 to cover margin requirements on foreign futures contracts.

Statement of Operations for the six months ended June 30, 2005 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $427,676)	$ 3,282,377
Interest	81,895
Securities lending income, including income from Scudder Daily Assets Fund Institutional, net of borrower rebates	103,097
Interest — Scudder Cash Management QP Trust	23,956
Total Income	3,491,325
Expenses: Advisory fee	432,865
Administrative service fee	65,037
Services to shareholders	29,709
Custodian fees	80,009
Distribution service fees (Class B)	23,166
Auditing	15,895
Legal	16,145
Trustees' fees and expenses	10,052
Reports to shareholders	27,741
Registration fees	8,311
Interest expense	9,582
Other	30,252
Total expenses, before expense reductions	748,764
Expense reductions	(99,672)
Total expenses, after expense reductions	649,092
Net investment income (loss)	2,842,233
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	5,005,297
Futures	902,152
Foreign currency related transactions	(647,670)
5,259,779
Net unrealized appreciation (depreciation) during the period on: Investments	(12,347,760)
Futures	46,089
Foreign currency related transactions	(97,693)
(12,399,364)
Net gain (loss) on investment transactions	(7,139,585)
Net increase (decrease) in net assets resulting from operations	$ (4,297,352)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations: Net investment income (loss)	$ 2,842,233	$ 2,330,335
Net realized gain (loss) on investment transactions	5,259,779	1,359,513
Net unrealized appreciation (depreciation) on investment transactions during the period	(12,399,364)	26,111,657
Net increase (decrease) in net assets resulting from operations	(4,297,352)	29,801,505
Distributions to shareholders from: Net investment income Class A	(3,848,045)	(2,613,710)
Class B	(408,884)	(149,879)
Portfolio share transactions: Class A Proceeds from shares sold	36,797,724	159,163,102
Reinvestment of distributions	3,848,045	2,613,710
Cost of shares redeemed	(124,626,714)	(52,707,858)
Net increase (decrease) in net assets from Class A share transactions	(83,980,945)	109,068,954
Class B Proceeds from shares sold	4,728,936	18,583,838
Reinvestment of distributions	408,884	149,879
Cost of shares redeemed	(9,673,379)	(5,808,538)
Net increase (decrease) in net assets from Class B share transactions	(4,535,559)	12,925,179
Increase (decrease) in net assets	(97,070,785)	149,032,049
Net assets at beginning of period	242,993,947	93,961,898
Net assets at end of period (including undistributed net investment income of $1,455,814 and $2,870,510, respectively)	$ 145,923,162	$ 242,993,947
Other Information
Class A Shares outstanding at beginning of period	23,425,558	10,955,986
Shares sold	3,909,369	18,442,750
Shares issued to shareholders in reinvestment of distributions	427,560	322,282
Shares redeemed	(13,380,389)	(6,295,460)
Net increase (decrease) in Fund shares	(9,043,460)	12,469,572
Shares outstanding at end of period	14,382,098	23,425,558
Class B Shares outstanding at beginning of period	2,042,521	488,690
Shares sold	499,723	2,238,770
Shares issued to shareholders in reinvestment of distributions	45,432	18,481
Shares redeemed	(1,047,176)	(703,420)
Net increase (decrease) in Fund shares	(502,021)	1,553,831
Shares outstanding at end of period	1,540,500	2,042,521

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 9.54	$ 8.21	$ 6.47	$ 8.39	$ 11.14	$ 13.60
Income (loss) from investment operations: Net investment income (loss)[b]	.14	.14	.10	.11	.14	.14
Net realized and unrealized gain (loss) on investment transactions	(.30)	1.39	1.94	(1.92)	(2.89)	(2.41)
Total from investment operations	(.16)	1.53	2.04	(1.82)	(2.75)	(2.27)
Less distributions from: Net investment income	(.22)	(.20)	(.30)	(.11)	—	—
Net realized gains on investment transactions	—	—	—	—	—	(.19)
Total distributions	(.22)	(.20)	(.30)	(.11)	—	(.19)
Net asset value, end of period	$ 9.16	$ 9.54	$ 8.21	$ 6.47	$ 8.39	$ 11.14
Total Return (%)[c]	(1.67)**	19.07	33.35	(21.60)	(24.69)	(16.66)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	132	224	90	55	94	80
Ratio of expenses before expense reductions (%)	.75*	.82	1.09	.92	.80	.92
Ratio of expenses after expense reductions (%)	.65*	.65	.65	.65	.65	.65
Ratio of net investment income (loss) (%)	2.98*	1.66	1.50	1.45	1.38	1.17
Portfolio turnover rate (%)	5**	3	6	25[d]	19	4

a For the six months ended June 30, 2005 (Unaudited).

b Based on average shares outstanding during the period.

c Total return would have been lower had certain expenses not been reduced.

d Portfolio turnover excludes the impact of redemption in kind.

* Annualized

** Not annualized

Class B

Years Ended December 31,	2005[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.53	$ 8.20	$ 6.47	$ 8.33
Income (loss) from investment operations: Net investment income (loss)[c]	.13	.12	.04	.06
Net realized and unrealized gain (loss) on investment transactions	(.31)	1.39	1.99	(1.83)
Total from investment operations	(.18)	1.51	2.03	(1.77)
Less distributions from: Net investment income	(.19)	(.18)	(.30)	(.09)
Net asset value, end of period	$ 9.16	$ 9.53	$ 8.20	$ 6.47
Total Return (%)[d]	(1.81)**	18.79	32.97	(21.17)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	19	4.3
Ratio of expenses before expense reductions (%)	1.01*	1.06	1.37	1.30*
Ratio of expenses after expense reductions (%)	.90*	.90	.90	.90*
Ratio of net investment income (loss) (%)	2.73*	1.38	.54	1.26*
Portfolio turnover rate (%)	5**	3	6	25[e]

a For the six months ended June 30, 2005 (Unaudited).

b For the period April 30, 2002 (commencement of operations) to December 31, 2002.

c Based on average shares outstanding during the period.

d Total return would have been lower had certain expenses not been reduced.

e Portfolio turnover excludes the impact of redemption in kind.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several funds.. Scudder VIT EAFE Equity Index Fund (the "Fund") is one of the series the Trust offers to investors.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. Class B Shares are subject to Rule 12b-1 fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Trust in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Portfolios. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. The Portfolios may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Foreign Currency Translation. The Fund maintains its accounting records in US dollars. The Fund determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Fund uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.

Net realized and unrealized gains and losses on foreign currency translation shown on the Fund's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

When calculating realized and unrealized gains or losses on investments in equity securities, the Fund does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the US dollar value of the foreign currency.

Forward Foreign Currency Contracts. The Fund may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

The Fund may also use forward foreign currency contracts to enhance its performance.

The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $17,445,646 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2001, the expiration date, whichever occurs first. This may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Trust expenses are allocated between the portfolios in proportion to their relative net assets.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes for all portfolios, with the exception of securities in default of principal. Distributions of income and capital gains from the Underlying Portfolios are recorded on the ex-dividend date.

B. Purchases and Sales of Securities

During the six months ended June 30, 2005, purchases and sales of investments securities (excluding short-term investments) aggregated $8,931,853 and $83,612,303, respectively.

C. Related Parties

Deutsche Asset Management, Inc. ("DeAM" or "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.45%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Fund. As the Fund's investment sub-advisor, NTI makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as investment sub-advisor to the Fund.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65% of average daily net assets for Class A Shares and 0.90% of average daily net assets for Class B Shares until April 30, 2006.

Accordingly, for the six months ended June 30, 2005, the Advisor waived a portion of its advisory fee aggregating $98,230 and the amount charged aggregated $334,635, which was equivalent to an annualized effective rate of 0.35% of the Portfolio's average daily net assets.

Effective May 1, 2002, the Advisor may recoup any of its waived investment advisory fees within the following three years if the Fund is able to make the repayment without exceeding its current expense limits. At June 30, 2005, $797,216 was subject to repayment to the Advisor.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor and Sub-Advisor, is the Fund's Administrator. The Fund pays the Administrator an annualized fee ("Administrator service fee") based on its average daily net assets which is accrued daily and payable monthly at an annualized rate of .07%. For the six months ended June 30, 2005, ICCC received an administrator service fee of $65,037, of which $20,007 is unpaid.

ICCC has entered into a sub-accounting agreement with Scudder Fund Accounting Corp. ("SFAC"), a wholly owned subsidiary of Deutsche Bank. Under the agreement, SFAC performs accounting services and other related services to the Portfolio. Pursuant to a sub-accounting agreement between SFAC and State Street Bank and Trust Company, SFAC has delegated certain accounting functions to State Street Corp. The costs and expenses of such delegation are borne by ICCC, not by the Fund.

Scudder Distributors, Inc. ("SDI"), also an affiliate of the Advisor and Sub-Advisor, is the Fund's Distributor. In accordance with the Distribution Plan, SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. SDI waived a portion of its Distribution fee aggregating $512 and the amount charged aggregated $22,654, which was equivalent to an annualized effective rate of 0.24% of the Fund's average net assets, of which $7,109 is unpaid as of June 30, 2005.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2005, the amount charged to the Fund by SISC aggregated $29,709, of which $29,619 is unpaid at June 30, 2005.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the six months ended June 30, 2005, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $6,820, of which $3,100 is unpaid at June 30, 2005.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Expense Reductions

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended June 30, 2005, the Fund's custodian fees were reduced by $930 for custody credits earned.

E. Line of Credit

The Fund and several other funds and portfolios advised or administered by the Advisor or its affiliates (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement. At the end of the period, $5,300,000 was outstanding. Interest expense incurred on the borrowings amounted to $9,582 for the six months ended June 30, 2005. The average dollar amount of the borrowings was $4,645,238 and the weighted average interest rate on these borrowings was 3.536%.

F. Forward Foreign Currency Exchange Contracts

The Fund had the following open contracts at June 30, 2005:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US$)
EUR	2,846,169	USD	3,500,000	7/18/05	53,575
GBP	943,465	USD	1,710,000	7/18/05	20,787
JPY	34,841,920	USD	320,000	7/19/05	5,292
Total unrealized depreciation					$ 79,654
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US$)
USD	2,157,014	EUR	1,704,860	7/18/05	(92,600)
USD	1,200,000	EUR	982,635	7/18/05	(10,128)
USD	1,189,178	EUR	980,000	7/18/05	(2,497)
USD	964,019	GBP	526,459	7/18/05	(21,430)
USD	460,000	GBP	253,228	7/18/05	(6,613)
USD	746,266	GBP	410,000	7/18/05	(12,188)
USD	24,203	JPY	2,579,674	7/19/05	(903)
USD	2,223,750	JPY	239,830,080	7/19/05	(57,493)
USD	101,424	JPY	10,880,318	7/19/05	(3,148)
USD	9,317	JPY	1,000,000	7/19/05	(284)
USD	487,972	JPY	53,000,000	7/19/05	(9,251)
Total unrealized depreciation					$ (216,535)

Currency Abbreviations:

EUR	Euro	JPY	Japanese Yen
GBP	British Pound	USD	United States Dollar

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds" investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds" investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

H. Cessation of Operations

Upon the recommendation of the Advisor, the Board of the Fund approved the termination and liquidation of the Fund effective July 25, 2005 (the "Liquidation Date"). Accordingly, the Fund will redeem the shares of any fund shareholder outstanding on the Liquidation Date. Shareholders may exchange into another Scudder fund or redeem their shares prior to the Liquidation Date. Shareholders who elect to redeem their shares prior to the Liquidation Date will receive the net asset value per share for all shares they own. Shareholders who elect to exchange into the same class of another Scudder fund may do so at net asset value without paying any sales charges. Shareholders whose shares are redeemed by the Fund on the Liquidation Date will receive the net asset value per share for all shares they own on the Liquidation Date. The redemption of shares will be a taxable event for shareholders with the exception of those participating in a qualified defined contribution, defined benefit or other qualified retirement vehicle.

In conjunction with approving the termination and liquidation of the Fund, the Board further approved closing the Fund to new investments. Qualified Plans that currently offer the Fund as an investment option may continue to offer it to their participants until the Liquidation Date.

Proxy Voting

A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

## About the Fund's Advisor

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

SCUDDER INVESTMENTS

Deutsche Asset Management

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

vit-eafe-3 (8/31/05) 39777

Printed on recycled paper

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         EAFE Equity Index Fund, a series of Scudder
                                    Investments VIT Funds

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         EAFE Equity Index Fund, a series of Scudder
                                    Investments VIT Funds

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 23, 2005